Risk management - Summary of Reconciliation of Change in Fair Value of Financial Instruments Outstanding (Detail) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Total fair value consists of the following:
Current asset portion	$ 9	$ 11
Current liability portion		(55)
Non-current liability portion		(6)
At fair value [member]
Disclosure of detailed information about financial instruments [line items]
Balance, beginning of year	(50)	(43)
Unrealized gain (loss) on financial instruments:
Commodity collars and swaps	43	(7)
Foreign exchange forwards	(2)	(6)
Cross currency swaps	18	6
Total fair value, end of year	9	(50)
Total fair value consists of the following:
Current asset portion	9	11
Current liability portion		(55)
Non-current asset portion	0	0
Non-current liability portion		(6)
Total fair value, end of year	$ 9	$ (50)